Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	$ 104	$ 32
Liabilities, fair value	12	14
Net Contractual or notional amounts	1,460	669
Derivative financial instruments - Non-current assets	7	9
Derivative financial instruments - Current assets	97	23
Derivative financial instruments - Non-current liabilities	2	2
Derivative financial instruments - Current assets	10	12
AGSA
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	95
Liabilities, fair value	6
Metal forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	100	29
Liabilities, fair value	2	6
Net Contractual or notional amounts	281	346
Forward foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	3	3
Liabilities, fair value	10	8
Net Contractual or notional amounts	1,176	317
NYMEX gas swaps
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1
Net Contractual or notional amounts	$ 3	$ 6